Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Summary of Change in the Carrying Value of the Investment
The change in the carrying value of the investment during the year ended December 31, 2021 is summarized below as follows (in thousands):

Equity method investment carrying value at December 31, 2020	$—
Cash contributions	10,228
Share of net income (loss) from the Investee	—

Equity method investment carrying value at December 31, 2021	$10,228